August 3, 2026

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: CitizensSelect Funds (the "Registrant")
- Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the "Fund")
 1933 Act File No.: 333-82876
 1940 Act File No.: 811-21035
 CIK No.: 0001167368

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Statement of Additional Information for the above-referenced Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 51 to the Registration Statement, electronically filed with the Securities and Exchange Commission on July 29, 2026.

Please address any comments or questions to my attention at (412) 234-2057.

Sincerely,

/s/ Vickie Proudley
Vickie Proudley
Specialist Paralegal II